Trade accounts receivable - Summary of Aging of Trade Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 2,547	€ 2,466
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,348	2,287
Past due 1 – 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	142	102
Past due 31 – 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16	30
Past due 61 – 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7	15
Past due 91 – 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	14
Past due 121+ days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 25	€ 18